REAL ESTATE ASSETS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 ft² Integer	Dec. 31, 2016 Integer	Dec. 31, 2020 ft² Integer
Number of states real estate property is located	4
Number of limited partnerships in which company is sole general partner	6	1
Number of limited liability companies	2	4
Office Industrial Properties [Member]
Area of Real Estate Property (Square Foot) | ft²	724,000		982,796
Retail Properties [Member]
Number of Real Estate Properties	4
Area of Real Estate Property (Square Foot) | ft²	121,000		131,722
Model Home [Member]
Number of Real Estate Properties	85		118
Area of Real Estate Property (Square Foot) | ft²	276,000
Number of limited liability companies	1
Model Home Properties [Member]
Number of limited partnerships in which company is sole general partner	6
Office Buildings [Member] | Office Industrial Properties [Member]
Number of Real Estate Properties	7
Industrial Buildings [Member] | Office Industrial Properties [Member]
Number of Real Estate Properties	1
COLORADO
Number of Real Estate Properties	5
NORTH DAKOTA
Number of Real Estate Properties	4
SUDAN
Number of Real Estate Properties	2
TEXAS
Number of Real Estate Properties	1